American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Conservative
April 30, 2025

One Choice Portfolio: Conservative - Schedule of Investments
APRIL 30, 2025 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 41.2%
Diversified Bond Fund Investor Class	22,533,581	206,407,598
High Income Fund Investor Class	1,316,649	11,217,848
Inflation-Adjusted Bond Fund Investor Class	8,716,532	93,964,213
Short Duration Fund Investor Class	6,789,845	66,744,181
Short Duration Inflation Protection Bond Fund Investor Class	5,346,334	56,724,602
		435,058,442
Domestic Equity Funds — 31.5%
Focused Large Cap Value Fund Investor Class	7,715,374	78,388,204
Growth Fund Investor Class	942,820	49,111,514
Heritage Fund Investor Class	1,633,245	36,829,665
Large Cap Equity Fund Investor Class	1,865,754	90,787,589
Mid Cap Value Fund Investor Class	3,087,683	47,087,173
Select Fund Investor Class	112,706	12,350,370
Small Cap Dividend Fund Investor Class	969,799	9,290,673
Small Cap Growth Fund Investor Class	486,603	9,435,226
		333,280,414
International Fixed Income Funds — 15.7%
Emerging Markets Debt Fund Investor Class	2,559,732	22,858,405
Global Bond Fund Investor Class	16,484,256	143,577,873
		166,436,278
International Equity Funds — 11.6%
Global Real Estate Fund Investor Class	1,639,778	21,317,112
International Growth Fund Investor Class	3,417,305	44,835,046
International Small-Mid Cap Fund Investor Class	1,123,560	11,055,828
International Value Fund Investor Class	4,582,315	45,044,152
		122,252,138
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $958,680,287)		1,057,027,272
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$1,057,027,272

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2025 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$207,673	$16,082	$17,527	$179	$206,407	22,534	$(2,517)	$6,990
High Income Fund	13,897	593	3,493	221	11,218	1,317	(309)	593
Inflation-Adjusted Bond Fund	98,047	1,723	8,245	2,439	93,964	8,717	(902)	1,723
Short Duration Fund	85,266	2,565	22,695	1,608	66,744	6,790	(1,314)	2,565
Short Duration Inflation Protection Bond Fund	57,411	1,236	3,510	1,588	56,725	5,346	108	1,236
Focused Large Cap Value Fund	78,898	6,779	2,342	(4,947)	78,388	7,715	498	6,468
Growth Fund	56,300	4,900	7,653	(4,435)	49,112	943	1,170	3,201
Heritage Fund	39,069	5,598	4,187	(3,650)	36,830	1,633	1,381	5,305
Large Cap Equity Fund(3)	99,883	8,151	5,870	(11,376)	90,788	1,866	2,286	6,079
Mid Cap Value Fund	48,618	5,757	2,280	(5,008)	47,087	3,088	748	3,666
Select Fund	16,212	487	3,059	(1,290)	12,350	113	793	487
Small Cap Dividend Fund	—	10,979	—	(1,688)	9,291	970	—	69
Small Cap Growth Fund	11,797	47	1,617	(792)	9,435	487	42	11
Emerging Markets Debt Fund	23,266	645	1,446	393	22,858	2,560	(212)	646
Global Bond Fund	150,885	3,615	12,921	1,999	143,578	16,484	(1,795)	3,615
Global Real Estate Fund	14,461	7,350	—	(494)	21,317	1,640	—	445
International Growth Fund	44,643	5,940	6,408	660	44,835	3,417	74	245
International Small-Mid Cap Fund	12,872	168	1,815	(169)	11,056	1,124	(284)	168
International Value Fund	45,162	7,851	11,058	3,089	45,044	4,582	822	1,870
Small Cap Value Fund	12,052	24	6,844	(5,232)	—	—	5,585	24
	$1,116,412	$90,490	$122,970	$(26,905)	$1,057,027	91,326	$6,174	$45,406
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2024, the name of Sustainable Equity Fund was changed to Large Cap Equity Fund.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.